Accounting Policies - Derivatives (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
(Losses)/gains on derivative instruments	$ (38,037)	$ (6,936)
Other financial items, net	(4,317)	(701)
Change in fair value of derivative instruments	43,735	6,936
Accrued expenses	$ (48,116)	15,003
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
(Losses)/gains on derivative instruments		(12,258)
Other financial items, net		4,621
Change in fair value of derivative instruments		12,258
Accrued expenses		9,681
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
(Losses)/gains on derivative instruments		5,322
Other financial items, net		(5,322)
Change in fair value of derivative instruments		(5,322)
Accrued expenses		$ 5,322